Postretirement Benefit Plans - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Companies Participant	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2016
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Amount included in statement of operations	$ 69	$ 77	$ 86
Defined contribution plans	21	21	20
PME multi-employer plans	32	41	45
Total cost of defined-benefit plans	16	15	21
Ongoing cost	20	$ 15	$ 21
Gain on curtailments and settlements	4
Estimated net actuarial loss (gain)	$ 1
Estimated prior service cost
Pension plan assets	$ 190
Employer contribution to defined-benefit pension plans	6
Expected cash payments to unfunded plans	7
Accumulated postretirement health care benefit obligation	54	$ 2
German and Japanese [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan assets	$ 165
Increase [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Increase (decrease) of discount rate	1.00%
Increase (decrease) in net periodic pension cost	$ 2
Decrease [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Increase (decrease) of discount rate	1.00%
Increase (decrease) in net periodic pension cost	$ 2
PME Multi-Employer Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Number of companies | Companies	1,300
Number of participants | Participant	624,000
Contribution rate	26.60%
PME Multi-Employer Plan [Member] | Scenario, Forecast [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Contribution rate				26.10%